Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 142,874	$ 2,836
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	867	7
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	42,660	70,552
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2,650	3,826
Securities available-for-sale, Total, Estimated Fair Value	185,534	73,388
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	3,517	3,833
Obligations of states and political subdivisions
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	2,406	1,559
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	5	3
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	128	125
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2	5
Securities available-for-sale, Total, Estimated Fair Value	2,534	1,684
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	7	8
U.S. Government agencies
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	129,612	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	688	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	34,044	60,122
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,333	1,973
Securities available-for-sale, Total, Estimated Fair Value	163,656	60,122
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	2,021	1,973
Private label
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	1,277
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	4
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Securities available-for-sale, Total, Estimated Fair Value	0	1,277
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	0	4
Trust preferred securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,769	4,760
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,155	1,152
Securities available-for-sale, Total, Estimated Fair Value	4,769	4,760
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,155	1,152
Corporate securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	10,856	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	174	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	2,231	4,049
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	147	693
Securities available-for-sale, Total, Estimated Fair Value	13,087	4,049
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	321	693
Investment funds
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	1,488	1,496
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	13	3
Securities available-for-sale, Total, Estimated Fair Value	1,488	1,496
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 13	$ 3